Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number of Shares
Potential dilutive effect related to share based compensation scheme	1,957,035	1,025,000
Earnings per Share Attributable to Equity Holders
Earnings attributable to the equity holders of the parent per share (cents), basic	$ (599.5)	$ (36.3)	$ 6.4
Earnings attributable to the equity holders of the parent per share (cents), diluted	$ (599.5)	$ (36.3)	$ 5.1
Basic
Earnings
Earnings attributable to the equity holders of the parent	$ (423,867)	$ (22,575)	$ 3,805
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking
Adjusted earnings attributable to equity holders of the parent	$ (423,867)	$ (22,575)	$ 3,805
Number of Shares
Weighted average number of shares	70,706,579	62,151,155	59,410,292
Potential dilutive effect related to share based compensation scheme
Adjusted weighted average number of shares	70,706,579	62,151,155	59,410,292
Earnings per Share Attributable to Equity Holders
Earnings attributable to the equity holders of the parent per share (cents), basic	$ (599.5)	$ (36.3)	$ 6.4
Diluted
Earnings
Earnings attributable to the equity holders of the parent	$ (423,867)	$ (22,575)	$ 3,805
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	(197)	(475)	(673)
Adjusted earnings attributable to equity holders of the parent	$ (424,064)	$ (23,050)	$ 3,132
Number of Shares
Weighted average number of shares	70,706,579	62,151,155	59,410,292
Potential dilutive effect related to share based compensation scheme	1,463,640	1,331,211	1,532,839
Adjusted weighted average number of shares	72,170,219	63,482,366	60,943,131
Earnings per Share Attributable to Equity Holders
Earnings attributable to the equity holders of the parent per share (cents), diluted	$ (599.5)	$ (36.3)	$ 5.1